Policyholder Account Balances (Tables)	12 Months Ended
Dec. 31, 2014
Policyholder Account Balances

As of December 31, 2014 and 2013, policyholders’ account balances consisted of the following:

	Successor	Predecessor
($ in thousands)	December 31, 2014	December 31, 2013
Interest-sensitive life contracts	$5,008,094	$5,020,265
Individual annuities	4,806,270	7,803,892
Other	14,973	299,958

Total policyholders’ account balances	$9,829,337	$13,124,115

Schedule of Contract Provisions Related to Policyholders' Account Balances

The following table highlights the key contract provisions relating to policyholders’ account balances:

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 10.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 2.6% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years

Fixed annuities	Interest rates credited range from 0% to 8.8% for immediate annuities; 0% to 7.0% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 1.0% to 6.0% for all other products	Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 18.7% of fixed annuities are subject to market value adjustment for discretionary withdrawals.

Other investment contracts: Guaranteed minimum income, accumulation and withdrawal benefits on variable and fixed annuities and secondary guarantees on interest-sensitive life and fixed annuities	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract